Note 7 - Revenue	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of revenue [text block]
7	Revenue

	Blanket			Bilboes*		Total
	2024	2023	2022	2024	2023	2024	2023	2022

Revenue	179,368	140,615	142,082	3,650	5,699	183,018	146,314	142,082
Revenue - silver sales	132	114	116	–	4	132	118	116
Revenue - gold sales	179,236	140,501	141,966	3,650	5,695	182,886	146,196	141,966

Total ounces gold sold	76,271	73,482	80,094	1,646	3,050	77,917	76,532	80,094
Net work in progress (oz)	385	1,934	681	–	–	385	1,934	681
Gold produced (oz)	76,656	75,416	80,775	1,646	3,050	78,302	78,466	80,775

Realised gold price ($/oz)	2,350	1,912	1,772	2,218	1,867	2,347	1,910	1,772

*	Bilboes Holdings was acquired on January 6, 2023. No production for 2022.
&	Bilboes Holdings does not have this information for 2024 as the current production method does not have all these statistics.